UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1: Portfolio of Investments

INVESTMENT PORTFOLIO

March 31, 2008 (Unaudited)	Columbia High Yield Fund, Variable Series

	Par ($)(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 89.6%
BASIC MATERIALS – 7.7%
Chemicals – 2.3%
CPG International I, Inc.
10.500% 07/01/13	210,000	176,400
EquiStar Chemicals LP
7.550% 02/15/26	250,000	160,000
MacDermid, Inc.
9.500% 04/15/17(b)	720,000	644,400
Millennium America, Inc.
7.625% 11/15/26	205,000	132,225
Momentive Performance Materials, Inc.
9.750% 12/01/14	130,000	116,675
PIK,
10.125% 12/01/14	575,000	500,250
Mosaic Co.
7.625% 12/01/14(b)	645,000	690,150
7.875% 12/01/16(b)	775,000	833,125
NOVA Chemicals Corp.
7.863% 11/15/13(c)	390,000	326,625
Phibro Animal Health Corp.
10.000% 08/01/13(b)	910,000	859,950
Tronox Worldwide LLC/Tronox Finance Corp.
9.500% 12/01/12	995,000	850,725
Chemicals Total		5,290,525
Forest Products & Paper – 4.2%
Bowater, Inc.
9.375% 12/15/21	1,935,000	1,286,775
9.500% 10/15/12	10,000	7,000
Domtar Corp.
7.875% 10/15/11	495,000	495,000
Georgia-Pacific Corp.
7.000% 01/15/15(b)	1,735,000	1,626,563
7.250% 06/01/28	130,000	105,950
7.375% 12/01/25	155,000	128,650
7.750% 11/15/29	280,000	235,200
8.000% 01/15/24	2,106,000	1,853,280
8.875% 05/15/31	335,000	298,150
Glatfelter
7.125% 05/01/16	320,000	314,400

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
NewPage Corp.
10.000% 05/01/12(b)	625,000	634,375
Norske Skog
7.375% 03/01/14	145,000	108,750
8.625% 06/15/11	1,020,000	849,150
Smurfit Capital Funding PLC
7.500% 11/20/25	1,873,000	1,648,240
Forest Products & Paper Total		9,591,483
Iron/Steel – 0.5%
Allegheny Ludlum Corp.
6.950% 12/15/25	300,000	301,500
Allegheny Technologies, Inc.
8.375% 12/15/11	690,000	733,125
UCAR Finance, Inc.
10.250% 02/15/12	42,000	43,470
Iron/Steel Total		1,078,095
Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	465,000	490,575
8.375% 04/01/17	1,125,000	1,193,906
Metals & Mining Total		1,684,481
BASIC MATERIALS TOTAL		17,644,584
COMMUNICATIONS – 15.2%
Advertising – 0.4%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	385,000	310,407
7.250% 08/15/11	650,000	615,875
Advertising Total		926,282
Media – 6.9%
CanWest Media, Inc.
8.000% 09/15/12	996,648	946,816
CanWest MediaWorks LP
9.250% 08/01/15(b)	980,000	901,600
Cenveo Bridge Loan
8.119% 08/31/15(c)(d)	805,000	805,000
Houghton Mifflin Co.
7.200% 03/15/11	325,000	321,750
Idearc, Inc.
8.000% 11/15/16	80,000	51,800

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
ION Media Networks, Inc.
7.508% 01/15/12(b)(c)		505,000	409,050
10.508% 01/15/13(b)(c)		2,320,000	1,740,000
Lamar Media Corp.
7.250% 01/01/13		3,325,000	3,158,750
LBI Media, Inc.
8.500% 08/01/17(b)		755,000	654,019
Morris Publishing Group LLC
7.000% 08/01/13		1,480,000	843,600
Nielsen Finance LLC
5.346% 08/04/13(c)(d)		1,741,693	1,568,145
Quebecor Media, Inc.
7.750% 03/15/16		2,160,000	1,971,000
Shaw Communications, Inc.
7.500% 11/20/13	CAD	365,000	372,784
Sun Media Corp.
7.625% 02/15/13		275,000	259,875
Videotron Ltee
6.375% 12/15/15		1,475,000	1,290,625
6.875% 01/15/14		325,000	299,812
Ziff Davis Media, Inc.
10.911% 05/01/12(c)(e)		280,000	204,400
Media Total			15,799,026
Telecommunication Services – 7.9%
Alltel Communications, Inc.
5.568% 05/16/15(d)		1,231,913	1,109,747
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125% 06/15/13		770,000	760,375
Colo.Com, Inc.
13.875% 03/15/10(b)(e)(f)(g)		103,096	—
GCI, Inc.
7.250% 02/15/14		945,000	779,625
Inmarsat Finance II PLC
(h) 11/15/12 (10.375% 11/15/08)		460,000	446,200
Intelsat Subsidiary Holding Co., Ltd.
8.250% 01/15/13		650,000	654,875
Loral Cyberstar, Inc.
10.000% 07/15/06(f)(g)		81,000	—
Lucent Technologies, Inc.
5.500% 11/15/08		180,000	179,100
6.450% 03/15/29		4,830,000	3,453,450
6.500% 01/15/28		80,000	57,200

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Millicom International Cellular SA
10.000% 12/01/13	655,000	694,300
Nortel Networks Ltd.
10.750% 07/15/16	1,105,000	1,009,694
PanAmSat Corp.
9.000% 08/15/14	745,000	750,588
9.000% 06/15/16	730,000	735,475
Qwest Communications International, Inc.
7.250% 02/15/11	1,395,000	1,339,200
Qwest Corp.
6.950% 06/30/10(c)(d)	350,000	347,375
7.200% 11/10/26	2,885,000	2,430,612
7.250% 09/15/25	220,000	191,400
8.875% 03/15/12	2,305,000	2,351,100
Sprint Nextel Corp.
6.000% 12/01/16	730,000	567,575
Windstream Regatta Holdings, Inc.
11.000% 12/01/17(b)	325,000	198,250
Telecommunication Services Total		18,056,141
COMMUNICATIONS TOTAL		34,781,449
CONSUMER CYCLICAL – 14.9%
Airlines – 0.8%
DAE Aviation Holdings, Inc.
6.990% 07/31/14(c)(d)	341,692	328,880
7.000% 07/31/14(c)(d)	119,179	114,709
8.580% 07/31/14(c)(d)	225,094	216,653
11.250% 08/01/15(b)	990,000	975,150
Delta Air Lines, Inc.
2.875% 02/06/24(i)	470,000	14,687
2.875% 02/18/49(i)	275,000	8,594
8.000% 06/03/23(i)	280,000	9,100
8.250% 12/27/15(i)	215,000	5,913
8.300% 12/15/29(i)	40,000	1,200
9.250% 03/15/49(i)	280,000	7,700
9.750% 05/15/49(i)	1,535,000	46,050
10.000% 08/15/08(i)	285,000	7,837

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
Northwest Airlines, Inc.
10.125% 05/15/49(i)	1,705,000	51,150
10.375% 12/15/22(i)	275,000	7,563
10.375% 02/01/49(i)	470,000	12,925
7.625% 11/15/23(i)	500,000	13,750
7.875% 03/15/13(i)	944,300	18,886
8.700% 03/15/49(i)	35,000	744
8.875% 06/01/49(i)	405,100	8,608
10.000% 02/01/09(i)	2,035,600	43,256
Airlines Total		1,893,355
Apparel – 0.7%
Quiksilver, Inc.
6.875% 04/15/15	650,000	523,250
Unifi, Inc.
11.500% 05/15/14	1,300,000	975,000
Apparel Total		1,498,250
Auto Manufacturers – 0.4%
General Motors Corp.
7.125% 07/15/13	1,130,000	870,100
Auto Manufacturers Total		870,100
Auto Parts & Equipment – 1.4%
Collins & Aikman Products Co.
12.875% 08/15/12(b)(e)(f)	620,000	620
Goodyear Tire & Rubber Co.
8.625% 12/01/11	462,000	484,523
Lear Corp.
8.500% 12/01/13	540,000	480,600
8.750% 12/01/16	745,000	636,044
Tenneco Automotive, Inc.
8.625% 11/15/14	1,505,000	1,478,662
10.250% 07/15/13	62,000	65,720
Auto Parts & Equipment Total		3,146,169
Entertainment – 0.9%
Isle of Capri Casinos, Inc.
7.000% 03/01/14	975,000	694,688
Shingle Springs Tribal Gaming Authority
9.375% 06/15/15(b)	690,000	610,650
Steinway Musical Instruments, Inc.
7.000% 03/01/14(b)	895,000	765,225

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
United Artists Theatre Circuit, Inc.
9.300% 07/01/15(f)	47,725	35,316
Entertainment Total		2,105,879
Housewares – 0.4%
Libbey Glass, Inc.
11.913% 06/01/11(c)	985,000	965,300
Housewares Total		965,300
Leisure Time – 0.7%
Town Sports International, Inc.
(h) 02/01/14 (11.000% 02/01/09)	1,154,000	1,050,140
4.688% 02/27/14(c)(d)	600,463	492,379
Leisure Time Total		1,542,519
Lodging – 5.7%
Boyd Gaming Corp.
6.750% 04/15/14	560,000	459,200
7.750% 12/15/12	1,600,000	1,480,000
Chukchansi Economic Development Authority
8.000% 11/15/13(b)	430,000	387,000
Galaxy Entertainment Finance Co., Ltd.
9.875% 12/15/12(b)	720,000	714,600
Gaylord Entertainment Co.
6.750% 11/15/14	625,000	543,750
8.000% 11/15/13	960,000	890,400
Jacobs Entertainment, Inc.
9.750% 06/15/14	1,435,000	1,076,250
MGM Mirage
8.500% 09/15/10	1,005,000	1,037,662
Mohegan Tribal Gaming Authority
6.375% 07/15/09	665,000	665,000
7.125% 08/15/14	2,680,000	2,197,600
MTR Gaming Group, Inc.
9.000% 06/01/12	680,000	591,600
9.750% 04/01/10	105,000	101,325
Penn National Gaming, Inc.
6.750% 03/01/15	985,000	893,888
6.875% 12/01/11	305,000	286,700
Pinnacle Entertainment, Inc.
8.750% 10/01/13	635,000	625,475

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
San Pasqual Casino
8.000% 09/15/13(b)	40,000	37,300
Seminole Hard Rock Entertainment, Inc.
5.300% 03/15/14(b)(c)	760,000	602,300
Wynn Las Vegas LLC
6.625% 12/01/14	485,000	466,813
Lodging Total		13,056,863
Retail – 3.1%
Harry & David Holdings, Inc.
9.000% 03/01/13	270,000	234,900
KAR Holdings, Inc.
8.375% 05/01/14	65,000	57,850
10.000% 05/01/15	1,330,000	1,150,450
Rite Aid Corp.
7.500% 01/15/15	1,105,000	1,022,125
7.500% 03/01/17	900,000	810,000
8.125% 05/01/10	575,000	560,625
8.625% 03/01/15	2,050,000	1,563,125
9.375% 12/15/15	105,000	82,425
9.500% 06/15/17	475,000	372,875
Sbarro, Inc.
10.375% 02/01/15	550,000	456,500
Star Gas Partners LP/Star Gas Finance Co.
10.250% 02/15/13	361,000	361,000
Toys R Us, Inc.
7.625% 08/01/11	590,000	479,375
Retail Total		7,151,250
Textiles – 0.8%
INVISTA
9.250% 05/01/12(b)	1,840,000	1,881,400
Textiles Total		1,881,400
CONSUMER CYCLICAL TOTAL		34,111,085
CONSUMER NON-CYCLICAL – 13.2%
Agriculture – 0.6%
Reynolds American, Inc.
7.625% 06/01/16	615,000	647,081
7.750% 06/01/18	620,000	651,940
Agriculture Total		1,299,021

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – 0.8%
Constellation Brands, Inc.
7.250% 05/15/17	785,000	761,450
8.125% 01/15/12	1,000,000	1,010,000
Beverages Total		1,771,450
Commercial Services – 2.2%
Cardtronics, Inc.
9.250% 08/15/13	160,000	150,400
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	845,000	773,175
Knowledge Learning Corp., Inc.
7.750% 02/01/15(b)	1,435,000	1,341,725
Language Line Holdings, Inc.
11.125% 06/15/12	980,000	989,800
Phoenix Color Corp.
13.000% 02/01/09	110,000	108,350
Protection One Alarm Monitoring
8.125% 01/15/09	430,000	447,737
Quebecor World, Inc.
9.750% 01/15/15(b)(e)	1,295,000	621,600
Rural/Metro Corp.
9.875% 03/15/15	720,000	637,200
Commercial Services Total		5,069,987
Food – 1.4%
ASG Consolidated LLC/ASG Finance, Inc.
(h) 11/01/11 (11.500% 11/01/08)	680,000	612,000
Chiquita Brands International, Inc.
7.500% 11/01/14	405,000	342,225
Pilgrim’s Pride Corp.
7.625% 05/01/15	165,000	158,813
8.375% 05/01/17	505,000	444,400
Smithfield Foods, Inc.
7.750% 07/01/17	915,000	892,125
Stater Brothers Holdings
7.750% 04/15/15	895,000	845,775
Food Total		3,295,338

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – 3.2%
Cooper Companies, Inc.
7.125% 02/15/15	770,000	731,500
Hanger Orthopedic Group, Inc.
10.250% 06/01/14	995,000	999,975
Invacare Corp.
9.750% 02/15/15	610,000	613,050
PTS Acquisition Corp.
PIK,
9.500% 04/15/15(b)	1,260,000	1,020,600
ReAble Therapeutics Finance LLC /
ReAble Therapeutics Finance Corp
10.875% 11/15/14(b)	1,115,000	1,048,100
11.750% 11/15/14	895,000	783,125
Universal Hospital Services, Inc.
8.288% 06/01/15(c)	380,000	338,200
PIK,
8.500% 06/01/15	495,000	495,000
VWR Funding, Inc.
PIK,
10.250% 07/15/15	1,380,000	1,283,400
Healthcare Products Total		7,312,950
Healthcare Services – 3.6%
Alliance Imaging, Inc.
7.250% 12/15/12	1,830,000	1,720,200
BHM Technology
9.500% 07/21/13(c)(d)	38,043	9,511
9.510% 07/21/13(c)(d)	475,532	118,883
11.080% 07/21/13(c)(d)	951,064	237,766
Community Health Systems, Inc.
5.335% 07/05/14(c)(d)	2,321,200	2,135,058
8.875% 07/15/15	1,345,000	1,350,044
HCA, Inc.
6.300% 10/01/12	1,170,000	1,041,300
6.750% 07/15/13	115,000	101,775
Psychiatric Solutions, Inc.
7.750% 07/15/15	50,000	49,750
Skilled Healthcare Group, Inc.
11.000% 01/15/14	276,000	288,420
Talecris Biotherapeutics
6.570% 12/06/13(c)(d)	470,250	395,010
9.570% 12/06/14(c)(d)	955,000	735,350
Healthcare Services Total		8,183,067

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 0.4%
ACCO Brands Corp.
7.625% 08/15/15	455,000	402,675
Jarden Corp.
7.500% 05/01/17	670,000	586,250
Household Products/Wares Total		988,925
Pharmaceuticals – 1.0%
Angiotech Pharmaceuticals, Inc.
6.826% 12/01/13(c)	1,070,000	818,550
NBTY, Inc.
7.125% 10/01/15	595,000	568,225
Warner Chilcott Corp.
5.112% 01/18/12(c)(d)	80,706	74,182
8.750% 02/01/15	480,000	480,000
Series B,
6.830% 01/18/12(c)(d)	199,472	183,348
Series C,
6.830% 01/18/11(c)(d)	96,370	88,580
Pharmaceuticals Total		2,212,885
CONSUMER NON-CYCLICAL TOTAL		30,133,623
DIVERSIFIED – 0.7%
Holding Companies – 0.6%
Leucadia National Corp.
7.125% 03/15/17	830,000	786,425
Susser Holdings LLC
10.625% 12/15/13(b)	510,000	524,025
Holding Companies Total		1,310,450
Holding Companies-Diversified – 0.1%
ESI Tractebel Acquisition Corp.
7.990% 12/30/11	158,000	161,431
Holding Companies-Diversified Total		161,431
DIVERSIFIED TOTAL		1,471,881
ENERGY – 9.6%
Coal – 0.5%
Peabody Energy Corp.
7.375% 11/01/16	825,000	853,875
7.875% 11/01/26	275,000	272,938
Coal Total		1,126,813

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.2%
VeraSun Energy Corp.
9.375% 06/01/17(b)	665,000	455,525
Energy-Alternate Sources Total		455,525
Oil & Gas – 6.6%
Chaparral Energy, Inc.
8.500% 12/01/15	1,615,000	1,405,050
8.875% 02/01/17	1,375,000	1,192,812
Chesapeake Energy Corp.
6.375% 06/15/15	1,565,000	1,518,050
6.875% 11/15/20	230,000	223,100
Forest Oil Corp.
7.250% 06/15/19	285,000	289,988
8.000% 12/15/11	175,000	182,438
Hilcorp Energy LP/Hilcorp Finance Co.
7.750% 11/01/15(b)	745,000	698,437
9.000% 06/01/16(b)	365,000	367,738
Mariner Energy, Inc.
7.500% 04/15/13	1,195,000	1,147,200
8.000% 05/15/17	165,000	157,575
Newfield Exploration Co.
6.625% 04/15/16	2,475,000	2,425,500
Parker Drilling Co.
9.625% 10/01/13	325,000	342,063
Petroquest Energy, Inc.
10.375% 05/15/12	865,000	888,787
Pride International, Inc.
7.375% 07/15/14	1,555,000	1,617,200
Stone Energy Corp.
6.750% 12/15/14	235,000	213,850
8.250% 12/15/11	840,000	831,600
W&T Offshore, Inc.
8.250% 06/15/14(b)	545,000	505,487
Whiting Petroleum Corp.
7.000% 02/01/14	1,060,000	1,049,400
Oil & Gas Total		15,056,275
Oil & Gas Services – 1.3%
Allis-Chalmers Energy, Inc.
8.500% 03/01/17	960,000	844,800
9.000% 01/15/14	1,120,000	1,019,200

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
Complete Production Services, Inc.
8.000% 12/15/16	1,195,000	1,147,200
Oil & Gas Services Total		3,011,200
Pipelines – 1.0%
El Paso Natural Gas Co.
7.625% 08/01/10	295,000	302,945
MarkWest Energy Partners LP
6.875% 11/01/14	1,155,000	1,091,475
8.500% 07/15/16	640,000	644,800
Northwest Pipeline Corp.
7.125% 12/01/25	150,000	152,250
Pipelines Total		2,191,470
ENERGY TOTAL		21,841,283
FINANCIALS – 11.6%
Diversified Financial Services – 8.1%
AmeriCredit Corp.
8.500% 07/01/15	1,245,000	908,850
AMR Real Estate Partners, LP
7.125% 02/15/13	3,325,000	3,017,438
8.125% 06/01/12	770,000	750,750
Cedar Brakes LLC
8.500% 02/15/14(b)	93,713	102,889
9.875% 09/01/13(b)	146,903	164,928
CEVA Group PLC
10.000% 09/01/14(b)	605,000	585,338
Daimler Chrysler 2nd Lien
9.300% 08/03/13(c)(d)	1,790,000	1,218,195
Ford Motor Credit Co.
7.375% 10/28/09	1,055,000	961,245
7.875% 06/15/10	1,020,000	889,376
General Motors Acceptance Corp.
6.750% 12/01/14	1,975,000	1,397,709
7.250% 03/02/11	500,000	393,683
GMAC LLC
8.000% 11/01/31	785,000	562,603
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
8.500% 04/01/15	900,000	924,750
9.750% 04/01/17	355,000	353,225

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
LaBranche & Co., Inc.
11.000% 05/15/12	585,000	593,775
LVB Acquisition Merger Sub, Inc.
10.000% 10/15/17(b)	535,000	560,413
11.625% 10/15/17(b)	570,000	570,000
MXEnergy Holdings, Inc.
10.686% 08/01/11(c)	800,000	720,000
Rainbow National Services LLC
10.375% 09/01/14(b)	1,825,000	1,934,500
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375% 12/15/13	686,000	699,720
Vanguard Health Holding Co. LLC
9.000% 10/01/14	1,370,000	1,318,625
Diversified Financial Services Total		18,628,012
Insurance – 1.9%
Crum & Forster Holdings Corp.
7.750% 05/01/17	1,920,000	1,819,200
Fairfax Financial Holdings Ltd.
7.375% 04/15/18	105,000	97,125
7.750% 07/15/37	260,000	234,000
8.300% 04/15/26	15,000	13,950
HUB International Holdings, Inc.
9.000% 12/15/14(b)	1,780,000	1,388,400
Lumbermens Mutual Casualty
8.450% 12/01/97(b)(e)	30,000	150
9.150% 07/01/26(b)(e)	645,000	3,225
USI Holdings Corp.
6.940% 11/15/14(b)(c)	410,000	296,225
9.750% 05/15/15(b)	755,000	545,487
Insurance Total		4,397,762
Real Estate – 0.5%
LNR Property Corp.
5.860% 07/12/09(c)(d)	180,400	144,320
5.860% 07/12/11(c)(d)	1,311,200	1,016,180
Real Estate Total		1,160,500
Real Estate Investment Trusts (REITs) – 1.1%
Omega Healthcare Investors, Inc.
7.000% 04/01/14	1,255,000	1,204,800

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Trustreet Properties, Inc.
7.500% 04/01/15	1,106,000	1,204,238
Real Estate Investment Trusts (REITs) Total		2,409,038
FINANCIALS TOTAL		26,595,312
INDUSTRIALS – 6.0%
Building Materials – 0.4%
Building Materials Holding Co.
8.438% 09/15/14(c)(d)	760,000	419,267
Panolam Industries International, Inc.
10.750% 10/01/13	735,000	569,625
Building Materials Total		988,892
Electrical Components & Equipment – 0.1%
Belden, Inc.
7.000% 03/15/17	305,000	294,325
Electrical Components & Equipment Total		294,325
Environmental Control – 0.9%
Geo Sub Corp.
11.000% 05/15/12	2,020,000	1,919,000
Environmental Control Total		1,919,000
Metal Fabricate/Hardware – 0.5%
Metals USA, Inc.
11.125% 12/01/15	225,000	220,500
Mueller Water Products, Inc.
7.375% 06/01/17	70,000	60,375
Neenah Foundary Co.
9.500% 01/01/17	1,055,000	727,950
Metal Fabricate/Hardware Total		1,008,825
Miscellaneous Manufacturing – 1.6%
Actuant Corp.
6.875% 06/15/17(b)	680,000	671,500
RBS Global, Inc. & Rexnord Corp.
9.500% 08/01/14	2,050,000	1,916,750
Rental Services
8.150% 11/27/13(c)(d)	457,089	380,526
Sally Holdings LLC
9.250% 11/15/14	610,000	608,475
Miscellaneous Manufacturing Total		3,577,251

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 1.3%
Jefferson Smurfit Corp.
8.250% 10/01/12	400,000	360,500
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	730,000	755,550
Owens-Illinois, Inc.
7.350% 05/15/08	425,000	425,531
7.500% 05/15/10	1,425,000	1,457,063
Packaging & Containers Total		2,998,644
Transportation – 0.9%
Bristow Group, Inc.
6.125% 06/15/13	1,570,000	1,507,200
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14(b)	280,000	258,300
Swift Transportation Co., Inc.
12.500% 05/15/17(b)	655,000	266,912
Transportation Total		2,032,412
Trucking & Leasing – 0.3%
Greenbrier Companies, Inc.
8.375% 05/15/15	825,000	775,500
Trucking & Leasing Total		775,500
INDUSTRIALS TOTAL		13,594,849
TECHNOLOGY – 4.7%
Computers – 2.2%
Sungard Data Systems, Inc.
3.750% 01/15/09	330,000	322,575
4.875% 01/15/14	795,000	696,619
4.878% 12/13/12(c)(d)	1,476,832	1,367,747
9.125% 08/15/13	2,635,000	2,661,350
Computers Total		5,048,291
Semiconductors – 1.6%
NXP BV/NXP Funding LLC
7.875% 10/15/14	3,125,000	2,859,375
9.500% 10/15/15	1,060,000	871,850
Semiconductors Total		3,731,225
Software – 0.9%
Open Solutions, Inc.
9.750% 02/01/15(b)	980,000	759,500

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – (continued)
SS&C Technologies, Inc.
11.750% 12/01/13	1,190,000	1,181,075
Software Total		1,940,575
TECHNOLOGY TOTAL		10,720,091
UTILITIES – 6.0%
Electric – 6.0%
AES Corp.
7.750% 03/01/14	2,140,000	2,153,375
AES Eastern Energy LP
9.000% 01/02/17	223,802	231,635
9.670% 01/02/29	150,000	176,250
Energy Future Holdings Corp.
10.875% 11/01/17(b)	1,715,000	1,732,150
Intergen NV
9.000% 06/30/17(b)	1,890,000	1,975,050
Nevada Power Co.
5.875% 01/15/15	775,000	759,881
6.500% 04/15/12	200,000	205,920
NRG Energy, Inc.
7.250% 02/01/14	260,000	256,750
7.375% 02/01/16	720,000	705,600
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% 07/02/26	700,000	784,000
Reliant Energy, Inc.
7.625% 06/15/14	500,000	496,250
7.875% 06/15/17	2,025,000	2,014,875
Texas Competitive Electric Holdings Co. LLC
6.478% 10/10/14(c)(d)	331,771	301,755
6.596% 10/10/14(c)(d)	2,186,916	1,988,777
Electric Total		13,782,268
UTILITIES TOTAL		13,782,268

Total Corporate Fixed-Income Bonds & Notes (cost of $225,136,485)		204,676,425

	Shares (a)	Value ($)
Common Stocks – 1.1%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Remote Dynamics, Inc. (g)(j)	35	—
Telecommunication Services Total		—
COMMUNICATIONS TOTAL		—
CONSUMER DISCRETIONARY – 0.2%
Media – 0.2%
AH Belo Corp., Class A	5,660	64,694
Belo Corp., Class A	28,300	299,131
Haights Cross Communications (f)	27,056	261,090
Media Total		624,915
CONSUMER DISCRETIONARY TOTAL		624,915
INDUSTRIALS – 0.8%
Airlines – 0.8%
Northwest Airlines Corp. (j)	197,426	1,774,860
Airlines Total		1,774,860
Road & Rail – 0.0%
Quality Distribution, Inc. (j)	195	622
Road & Rail Total		622
INDUSTRIALS TOTAL		1,775,482
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Loral Space & Communications, Inc. (j)	3	72
Communications Equipment Total		72
INFORMATION TECHNOLOGY TOTAL		72
TECHNOLOGY – 0.0%
Software – 0.0%
Quadramed Corp. (j)	10,095	19,584
Software Total		19,584
TECHNOLOGY TOTAL		19,584
UTILITIES – 0.1%
Gas Utilities – 0.1%
Star Gas Partners LP (j)	52,900	158,700
Gas Utilities Total		158,700
UTILITIES TOTAL		158,700

Total Common Stocks (cost of $4,263,695)		2,578,753

	Par ($)(a)	Value ($)
Convertible Bonds – 1.0%
COMMUNICATIONS – 0.8%
Internet – 0.0%
At Home Corp.
4.750% 12/15/06(f)(k)	296,350	30
Internet Total		30
Media – 0.4%
Sinclair Broadcast Group, Inc.
3.000% 05/15/27	1,015,000	918,575
Media Total		918,575
Telecommunication Services – 0.4%
Nortel Networks Corp.
4.250% 09/01/08	1,043,000	1,029,962
Telecommunication Services Total		1,029,962
COMMUNICATIONS TOTAL		1,948,567
CONSUMER CYCLICAL – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
8.000% 06/03/49(i)(l)	690,000	22,425
Airlines Total		22,425
CONSUMER CYCLICAL TOTAL		22,425
FINANCIALS – 0.2%
Insurance – 0.2%
Conseco, Inc.
3.500% 09/30/35(l) (0.000% 09/30/10)	470,000	388,925
Insurance Total		388,925
FINANCIALS TOTAL		388,925

Total Convertible Bonds (cost of $2,490,173)		2,359,917

		Shares (a)	Value ($)

	Preferred Stocks – 0.2%
	COMMUNICATIONS – 0.0%
	Media – 0.0%
	Ziff Davis Holdings, Inc. 10.00% (j)	25	253
Media Total			253
COMMUNICATIONS TOTAL			253
	FINANCIALS – 0.2%
	Real Estate Investment Trusts (REITs) – 0.2%
	Sovereign Real Estate Investment Corp., 12.00% (b)	450,000	504,000
Real Estate Investment Trusts (REITs) Total			504,000
FINANCIALS TOTAL			504,000

Total Preferred Stocks (cost of $561,082)			504,253
	Convertible Preferred Stock – 0.2%
	TECHNOLOGY – 0.2%
	Software – 0.2%
	Quadramed Corp. 5.50% (b)	21,300	468,600
Software Total			468,600
TECHNOLOGY TOTAL			468,600

Total Convertible Preferred Stock (cost of $500,250)			468,600

		Units
	Warrants(j) – 0.0%
	COMMUNICATIONS – 0.0%
	Telecommunication Services – 0.0%
Colo.Com, Inc.
	Expires 03/15/10(b)(f)(g)	125	—
Telecommunication Services Total			—

	Media – 0.0%
	Haights Cross Communications
	Ziff Davis Media, Inc., Series E
	Expires 12/10/11(b)(f)	318	3,065
	Expires 08/12/12(e)(g)	6,630	—
Media Total			3,065
COMMUNICATIONS TOTAL			3,065

	Total Warrants (cost of $13,709)		3,065

		Par ($)
Short-Term Obligation – 5.9%	Repurchase agreement with Fixed Income Clearing Corp., dated 3/31/08, due 04/01/08 at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 11/15/19, market value $13,602,819 (repurchase proceeds $13,336,796)	13,336,000	13,336,000

	Total Short-Term Obligation (cost of $13,336,000)		13,336,000

	Total Investments – 98.0% (cost of $246,301,394)(m)(n)		223,927,013

	Other Assets & Liabilities, Net – 2.0%		4,663,653

	Net Assets – 100.0%		228,590,666

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$2,317,662	$—
Level 2 – Other Significant Observable Inputs	221,309,229	—
Level 3 – Significant Unobservable Inputs	300,122	—
Total	$223,927,013	$—

The following table reconciles asset balances for the three month period ending March 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of January 1, 2008	$336,309	$—
	Amortization of premiums	(1)	—
	Realized gain	193	—
	Change in unrealized depreciation	(34,323)	—
	Net sales	(2,122)	—
	Transfers in of Level 3	66	—
	Balance as of March 31, 2008	$300,122	$—

(a)	Principal amount stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities, which are not illiquid except for the following, amounted to $34,539,596, which represents 15.1% of net assets.

Security	Acquisition Date	Shares/Units	Acquisition Cost	Market Value
Haights Cross Communications, Inc.
Warrants Expires: 12/10/11	01/15/04 - 02/03/06	318	$—	$3,065
Quadramed Corp.
Convertible Preferred Stock	06/16/04 – 02/01/06	21,300	500,250	468,600
Sovereign Real Estate Investment Corp.
Preferred Stock	08/21/00-10/17/06	450,000	561,082	504,000
				$975,665

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.

(d)	Loan participation agreement.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued. At March 31, 2008, the value of these securities amounts to $829,995, which represents 0.4% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Security has no value.

(h)	Step bond. Security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(i)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(j)	Non-income producing security.

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2008, the value of this security amounted to $30, which represents less than 0.1% of net assets.

(l)	Step Bond. The coupon will change to the coupon rate shown parenthetically on the date indicated.

(m)	Cost for federal income tax purposes is $246,976,528.

(n)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,913,306	$(24,962,821)	$(23,049,515)

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO

March 31, 2008 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 81.6%
CONSUMER DISCRETIONARY – 19.1%
Auto Components – 2.6%
BorgWarner, Inc.	69,762	3,001,859
Auto Components Total		3,001,859
Hotels, Restaurants & Leisure – 13.1%
Chipotle Mexican Grill, Inc., Class A (a)	7,702	873,638
Las Vegas Sands Corp. (a)	54,894	4,042,394
McDonald’s Corp.	35,903	2,002,310
Starwood Hotels & Resorts Worldwide, Inc.	57,509	2,976,091
Vail Resorts, Inc. (a)	43,318	2,091,826
Wynn Resorts Ltd.	33,224	3,343,664
Hotels, Restaurants & Leisure Total		15,329,923
Internet & Catalog Retail – 0.5%
Blue Nile, Inc. (a)	11,922	645,576
Internet & Catalog Retail Total		645,576
Media – 0.6%
Live Nation, Inc. (a)	58,573	710,490
Media Total		710,490
Multiline Retail – 1.8%
Saks, Inc. (a)	169,938	2,119,127
Multiline Retail Total		2,119,127
Textiles, Apparel & Luxury Goods – 0.5%
Lululemon Athletica, Inc. (a)	18,785	534,058
Textiles, Apparel & Luxury Goods Total		534,058
CONSUMER DISCRETIONARY TOTAL		22,341,033
CONSUMER STAPLES – 9.8%
Beverages – 3.3%
Heineken Holding NV	77,403	3,893,958
Beverages Total		3,893,958

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 6.5%
Costco Wholesale Corp.	115,709	7,517,614
Food & Staples Retailing Total		7,517,614
CONSUMER STAPLES TOTAL		11,411,572
ENERGY – 3.2%
Oil, Gas & Consumable Fuels – 3.2%
Petroleo Brasileiro SA, ADR	36,890	3,766,838
Oil, Gas & Consumable Fuels Total		3,766,838
ENERGY TOTAL		3,766,838
FINANCIALS – 19.0%
Capital Markets – 6.6%
BlackRock, Inc., Class A	12,594	2,571,443
Credit Suisse Group, Registered Shares	57,051	2,903,265
Jefferies Group, Inc.	138,275	2,230,376
Capital Markets Total		7,705,084
Commercial Banks – 4.3%
Wells Fargo & Co.	170,323	4,956,399
Commercial Banks Total		4,956,399
Diversified Financial Services – 4.3%
Bovespa Holding SA	137,700	1,855,933
JPMorgan Chase & Co.	74,178	3,185,945
Diversified Financial Services Total		5,041,878
Real Estate Investment Trusts (REITs) – 1.2%
ProLogis	14,146	832,634
Redwood Trust, Inc.	16,483	599,157
Real Estate Investment Trusts (REITs) Total		1,431,791
Real Estate Management & Development – 2.6%
St. Joe Co.	70,216	3,014,373
Real Estate Management & Development Total		3,014,373
FINANCIALS TOTAL		22,149,525
HEALTH CARE – 6.3%
Biotechnology – 4.5%
Amylin Pharmaceuticals, Inc. (a)	100,402	2,932,743
Gilead Sciences, Inc. (a)	45,240	2,331,217
Biotechnology Total		5,263,960
Health Care Providers & Services – 1.8%
Athenahealth, Inc. (a)	23,395	553,759

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc.	46,491	1,597,431
Health Care Providers & Services Total		2,151,190
HEALTH CARE TOTAL		7,415,150
INDUSTRIALS – 13.2%
Aerospace & Defense – 5.5%
DRS Technologies, Inc.	19,119	1,114,256
Raytheon Co.	81,569	5,270,173
Aerospace & Defense Total		6,384,429
Commercial Services & Supplies – 1.1%
Duff & Phelps Corp., Class A (a)	43,576	783,932
IHS, Inc., Class A (a)	7,437	478,274
Commercial Services & Supplies Total		1,262,206
Construction & Engineering – 2.9%
Aecom Technology Corp. (a)	29,825	775,748
Shaw Group, Inc. (a)	55,986	2,639,180
Construction & Engineering Total		3,414,928
Electrical Equipment – 2.8%
Vestas Wind Systems A/S (a)	29,550	3,233,748
Electrical Equipment Total		3,233,748
Road & Rail – 0.9%
All America Latina Logistica SA	62,299	628,422
Canadian National Railway Co.	10,144	490,158
Road & Rail Total		1,118,580
INDUSTRIALS TOTAL		15,413,891
INFORMATION TECHNOLOGY – 10.1%
Internet Software & Services – 3.3%
Google, Inc., Class A (a)	8,807	3,879,219
Internet Software & Services Total		3,879,219
IT Services – 6.8%
Mastercard, Inc., Class A	35,610	7,940,674
IT Services Total		7,940,674
INFORMATION TECHNOLOGY TOTAL		11,819,893
MATERIALS – 0.9%
Chemicals – 0.9%
Monsanto Co.	9,033	1,007,179
Chemicals Total		1,007,179
MATERIALS TOTAL		1,007,179

Total Common Stocks (cost of $93,284,641)		95,325,081

3

		Par ($)	Value ($)
Short-Term Obligation – 19.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 10/05/21, market value $23,332,018 (repurchase proceeds $22,871,366)	22,870,000	22,870,000

	Total Short-Term Obligation (cost of $22,870,000)		22,870,000

	Total Investments – 101.2% (cost of $116,154,641)(b)(c)		118,195,081

	Other Assets & Liabilities, Net – (1.2)%		(1,356,469)

	Net Assets – 100.0%		116,838,612

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$82,809,754	$—
	Level 2 – Other Significant Observable Inputs	35,385,327	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$118,195,081	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $116,154,641.

(c)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$9,674,146	$(7,633,706)	$2,040,440

5

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 93.8%
CONSUMER DISCRETIONARY – 21.2%
Automobiles – 2.4%
Toyota Motor Corp., ADR	37,995	3,833,316
Automobiles Total		3,833,316
Hotels, Restaurants & Leisure – 16.4%
Las Vegas Sands Corp. (a)	76,945	5,666,230
McDonald’s Corp.	216,594	12,079,447
MGM Mirage (a)	48,913	2,874,617
Wynn Resorts Ltd.	60,342	6,072,819
Hotels, Restaurants & Leisure Total		26,693,113
Specialty Retail – 2.4%
Lowe’s Companies, Inc.	172,668	3,961,004
Specialty Retail Total		3,961,004
CONSUMER DISCRETIONARY TOTAL		34,487,433
CONSUMER STAPLES – 4.1%
Food & Staples Retailing – 4.1%
CVS Caremark Corp.	164,847	6,677,952
Food & Staples Retailing Total		6,677,952
CONSUMER STAPLES TOTAL		6,677,952
ENERGY – 11.4%
Energy Equipment & Services – 8.0%
Schlumberger Ltd.	64,617	5,621,679
Transocean, Inc.	55,361	7,484,807
Energy Equipment & Services Total		13,106,486
Oil, Gas & Consumable Fuels – 3.4%
Petroleo Brasileiro SA, ADR	54,016	5,515,574
Oil, Gas & Consumable Fuels Total		5,515,574
ENERGY TOTAL		18,622,060
FINANCIALS – 15.3%
Capital Markets – 2.9%
Goldman Sachs Group, Inc.	28,272	4,675,906
Capital Markets Total		4,675,906
Commercial Banks – 7.1%
Industrial & Commercial Bank of China, Class H	11,170,000	7,768,629
Wells Fargo & Co.	131,452	3,825,253
Commercial Banks Total		11,593,882
Diversified Financial Services – 2.8%
JPMorgan Chase & Co.	106,321	4,566,487
Diversified Financial Services Total		4,566,487

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 2.5%
ProLogis	69,918	4,115,373
Real Estate Investment Trusts (REITs) Total		4,115,373
FINANCIALS TOTAL		24,951,648
HEALTH CARE – 10.5%
Biotechnology – 5.1%
Genentech, Inc. (a)	102,038	8,283,445
Biotechnology Total		8,283,445
Health Care Providers & Services – 3.3%
UnitedHealth Group, Inc.	156,130	5,364,627
Health Care Providers & Services Total		5,364,627
Pharmaceuticals – 2.1%
Merck & Co., Inc.	90,427	3,431,704
Pharmaceuticals Total		3,431,704
HEALTH CARE TOTAL		17,079,776
INDUSTRIALS – 12.1%
Aerospace & Defense – 6.8%
General Dynamics Corp.	51,075	4,258,123
Lockheed Martin Corp.	68,322	6,784,375
Aerospace & Defense Total		11,042,498
Machinery – 0.7%
Deere & Co.	14,564	1,171,528
Machinery Total		1,171,528
Road & Rail – 4.6%
Norfolk Southern Corp.	35,435	1,924,829
Union Pacific Corp.	43,571	5,462,932
Road & Rail Total		7,387,761
INDUSTRIALS TOTAL		19,601,787
INFORMATION TECHNOLOGY – 10.6%
Internet Software & Services – 3.7%
Google, Inc., Class A (a)	13,614	5,996,558
Internet Software & Services Total		5,996,558
IT Services – 6.9%
Visa, Inc., Class A (a)	129,430	8,071,255

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Mastercard, Inc., Class A	14,408	3,212,840
IT Services Total		11,284,095
INFORMATION TECHNOLOGY TOTAL		17,280,653
MATERIALS – 5.8%
Chemicals – 5.8%
Air Products & Chemicals, Inc.	34,962	3,216,504
Monsanto Co.	55,763	6,217,574
Chemicals Total		9,434,078
MATERIALS TOTAL		9,434,078
TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	120,116	4,600,443
Diversified Telecommunication Services Total		4,600,443
TELECOMMUNICATION SERVICES TOTAL		4,600,443

Total Common Stocks (cost of $122,427,485)		152,735,830

	Par ($)
Short-Term Obligation – 4.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 12/27/21, market value of $7,988,350 (repurchase proceeds $7,828,468)	7,828,000	7,828,000

Total Short-Term Obligation (cost of $7,828,000)		7,828,000

Total Investments – 98.6% (cost of $130,255,485)(b)(c)		160,563,830

Other Assets & Liabilities, Net – 1.4%		2,318,048

Net Assets – 100.0%		162,881,878

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$144,967,201	$—
Level 2 – Other Significant Observable Inputs	15,596,629	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$160,563,830	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $130,255,485.

(c)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$34,532,075	$(4,223,730)	$30,308,345

4

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 87.4%
CONSUMER DISCRETIONARY – 11.8%
Automobiles – 0.9%
Toyota Motor Corp., ADR	114,840	11,586,208
Automobiles Total		11,586,208
Hotels, Restaurants & Leisure – 9.6%
Las Vegas Sands Corp. (a)	293,289	21,597,802
McDonald’s Corp.	1,090,513	60,817,910
MGM Mirage (a)	186,600	10,966,482
Starbucks Corp. (a)	141,530	2,476,775
Wynn Resorts Ltd.	169,196	17,027,885
Yum! Brands, Inc.	390,056	14,513,984
Hotels, Restaurants & Leisure Total		127,400,838
Specialty Retail – 1.3%
Lowe’s Companies, Inc.	720,781	16,534,716
Specialty Retail Total		16,534,716
CONSUMER DISCRETIONARY TOTAL		155,521,762
CONSUMER STAPLES – 5.6%
Beverages – 1.9%
Coca-Cola Co.	296,629	18,055,807
Heineken NV, ADR	266,574	7,770,099
Beverages Total		25,825,906
Food & Staples Retailing – 3.7%
Costco Wholesale Corp.	110,564	7,183,343
CVS Caremark Corp.	774,372	31,369,810
Tesco PLC	1,301,754	9,832,849
Food & Staples Retailing Total		48,386,002
CONSUMER STAPLES TOTAL		74,211,908
ENERGY – 11.6%
Energy Equipment & Services – 7.9%
Cameron International Corp. (a)	398,308	16,585,545
FMC Technologies, Inc. (a)	54,820	3,118,710
Schlumberger Ltd.	438,372	38,138,364
Transocean, Inc. (a)	322,946	43,662,299
Weatherford International Ltd. (a)	51,989	3,767,643
Energy Equipment & Services Total		105,272,561

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 3.7%
Hess Corp.	129,255	11,397,706
Petroleo Brasileiro SA, ADR	365,181	37,288,632
Oil, Gas & Consumable Fuels Total		48,686,338
ENERGY TOTAL		153,958,899
FINANCIALS – 12.8%
Capital Markets – 3.3%
Goldman Sachs Group, Inc.	226,799	37,510,287
Merrill Lynch & Co., Inc.	147,469	6,007,887
Capital Markets Total		43,518,174
Commercial Banks – 5.3%
Industrial & Commercial Bank of China, Class H	57,978,000	40,323,147
Wells Fargo & Co.	1,017,315	29,603,867
Commercial Banks Total		69,927,014
Diversified Financial Services – 2.8%
JPMorgan Chase & Co.	845,835	36,328,613
Diversified Financial Services Total		36,328,613
Real Estate Management & Development – 1.4%
St. Joe Co.	439,220	18,855,714
Real Estate Management & Development Total		18,855,714
FINANCIALS TOTAL		168,629,515
HEALTH CARE – 9.2%
Biotechnology – 4.5%
Amylin Pharmaceuticals, Inc. (a)	112,667	3,291,003
Genentech, Inc. (a)	697,318	56,608,275
Biotechnology Total		59,899,278
Health Care Providers & Services – 2.6%
UnitedHealth Group, Inc.	977,593	33,590,096
Health Care Providers & Services Total		33,590,096
Pharmaceuticals – 2.1%
Merck & Co., Inc.	730,239	27,712,570
Pharmaceuticals Total		27,712,570
HEALTH CARE TOTAL		121,201,944
INDUSTRIALS – 16.7%
Aerospace & Defense – 6.4%
General Dynamics Corp.	376,093	31,354,874
Honeywell International, Inc.	129,212	7,290,141
Lockheed Martin Corp.	400,734	39,792,886
Precision Castparts Corp.	60,340	6,159,507
Aerospace & Defense Total		84,597,408

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 1.4%
Jacobs Engineering Group, Inc. (a)	255,318	18,788,852
Construction & Engineering Total		18,788,852
Electrical Equipment – 0.4%
Vestas Wind Systems A/S (a)	51,300	5,613,918
Electrical Equipment Total		5,613,918
Industrial Conglomerates – 3.7%
General Electric Co.	758,808	28,083,484
McDermott International, Inc. (a)	375,822	20,602,562
Industrial Conglomerates Total		48,686,046
Machinery – 0.5%
Deere & Co.	79,077	6,360,954
Machinery Total		6,360,954
Road & Rail – 4.3%
Norfolk Southern Corp.	231,931	12,598,492
Union Pacific Corp.	349,425	43,810,906
Road & Rail Total		56,409,398
INDUSTRIALS TOTAL		220,456,576
INFORMATION TECHNOLOGY – 7.3%
Communications Equipment – 0.7%
QUALCOMM, Inc.	233,521	9,574,361
Communications Equipment Total		9,574,361
Computers & Peripherals – 0.0%
Seagate Technology, Inc., Escrow Shares (b)	4,500	45
Computers & Peripherals Total		45
Internet Software & Services – 3.3%
Google, Inc., Class A (a)	97,850	43,099,989
Internet Software & Services Total		43,099,989
IT Services – 3.3%
Mastercard, Inc., Class A	194,135	43,290,164
IT Services Total		43,290,164
INFORMATION TECHNOLOGY TOTAL		95,964,559
MATERIALS – 4.4%
Chemicals – 4.4%
Air Products & Chemicals, Inc.	173,662	15,976,904
Monsanto Co.	171,115	19,079,322

3

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Praxair, Inc.	271,324	22,853,621
Chemicals Total		57,909,847
MATERIALS TOTAL		57,909,847
TELECOMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	757,719	29,020,638
Diversified Telecommunication Services Total		29,020,638
Wireless Telecommunication Services — 5.8%
America Movil SAB de CV, Series L, ADR	644,012	41,017,124
China Mobile Ltd.	2,406,500	35,999,164
Wireless Telecommunication Services Total		77,016,288
TELECOMMUNICATION SERVICES TOTAL		106,036,926

Total Common Stocks (cost of $1,068,070,903)		1,153,891,936

	Par ($)
Short-Term Obligation – 12.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 05/01/13, market value $166,391,775 (repurchase proceeds $163,138,742)	163,129,000	163,129,000

Total Short-Term Obligation (cost of $163,129,000)		163,129,000

Total Investments – 99.8% (cost of $1,231,199,903)(c)(d)		1,317,020,936

Other Assets & Liabilities, Net – 0.2%		2,940,520

Net Assets – 100.0%		1,319,961,456

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,062,122,812	$—
Level 2 – Other Significant Observable Inputs	254,898,079	—
Level 3 – Significant Unobservable Inputs	45	—
Total	$1,317,020,936	$—

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of January 1, 2008	$45	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of March 31, 2008	$45	$—

5

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $1,231,199,903.

(d)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$150,045,738	$(64,224,705)	$85,821,033

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 94.2%
CONSUMER DISCRETIONARY – 15.0%
Auto Components – 3.7%
Continental AG	135,934	13,852,160
Auto Components Total		13,852,160
Hotels, Restaurants & Leisure – 3.3%
Accor SA	50,741	3,705,015
Las Vegas Sands Corp. (a)	72,113	5,310,401
Shangri-La Asia Ltd.	1,250,878	3,393,810
Hotels, Restaurants & Leisure Total		12,409,226
Household Durables – 0.8%
Gafisa SA (a)	188,332	3,113,644
Household Durables Total		3,113,644
Media – 4.4%
British Sky Broadcasting Group PLC	1,067,704	11,832,331
JC Decaux SA	162,629	4,785,668
Media Total		16,617,999
Multiline Retail – 1.0%
PPR	26,691	3,963,178
Multiline Retail Total		3,963,178
Specialty Retail – 1.8%
Esprit Holdings Ltd.	312,000	3,740,972
Yamada Denki Co., Ltd.	33,300	2,884,897
Specialty Retail Total		6,625,869
CONSUMER DISCRETIONARY TOTAL		56,582,076
CONSUMER STAPLES – 11.0%
Beverages – 2.6%
Heineken NV	165,889	9,640,088
Beverages Total		9,640,088
Food & Staples Retailing – 2.9%
Tesco PLC	1,459,625	11,025,334
Food & Staples Retailing Total		11,025,334
Food Products – 4.0%
Groupe Danone	59,088	5,288,947
Nestle SA, Registered Shares	19,901	9,948,754
Food Products Total		15,237,701

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.5%
Reckitt Benckiser Group PLC	104,811	5,804,941
Household Products Total		5,804,941
CONSUMER STAPLES TOTAL		41,708,064
ENERGY – 6.5%
Energy Equipment & Services – 1.1%
Cie Generale de Geophysique-Veritas (a)	16,363	4,053,125
Energy Equipment & Services Total		4,053,125
Oil, Gas & Consumable Fuels – 5.4%
BG Group PLC	163,157	3,778,360
CNOOC Ltd.	3,118,200	4,577,122
Petroleo Brasileiro SA, ADR	118,925	12,143,432
Oil, Gas & Consumable Fuels Total		20,498,914
ENERGY TOTAL		24,552,039
FINANCIALS – 14.6%
Capital Markets – 7.0%
Credit Suisse Group, Registered Shares	244,790	12,457,106
Daiwa Securities Group, Inc.	197,000	1,714,970
Julius Baer Holding AG	94,349	6,963,365
Man Group PLC	490,265	5,394,049
Capital Markets Total		26,529,490
Commercial Banks – 3.1%
Anglo Irish Bank Corp., PLC	152,391	2,043,105
ICICI Bank Ltd., ADR	126,755	4,840,773
Uniao de Bancos Brasileiros SA, GDR	41,823	4,878,235
Commercial Banks Total		11,762,113
Diversified Financial Services – 2.0%
Bovespa Holding SA (a)	559,700	7,543,686
Diversified Financial Services Total		7,543,686
Insurance – 1.0%
AXA SA	104,796	3,792,559
Insurance Total		3,792,559
Real Estate Management & Development – 1.5%
CapitaLand Ltd.	814,000	3,796,945

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – (continued)
Sumitomo Realty & Development Co., Ltd.	96,000	1,732,249
Real Estate Management & Development Total		5,529,194
FINANCIALS TOTAL		55,157,042
HEALTH CARE – 7.9%
Biotechnology – 2.5%
Actelion Ltd., Registered Shares (a)	70,406	3,841,393
CSL Ltd.	170,762	5,760,150
Biotechnology Total		9,601,543
Life Sciences Tools & Services – 2.7%
Lonza Group AG, Registered Shares	78,067	10,361,420
Life Sciences Tools & Services Total		10,361,420
Pharmaceuticals – 2.7%
Roche Holding AG, Genusschein Shares	24,678	4,646,580
Teva Pharmaceutical Industries Ltd., ADR	117,975	5,449,265
Pharmaceuticals Total		10,095,845
HEALTH CARE TOTAL		30,058,808
INDUSTRIALS – 9.6%
Building Products – 0.9%
Daikin Industries Ltd.	78,868	3,458,801
Building Products Total		3,458,801
Electrical Equipment – 4.8%
ABB Ltd., Registered Shares	284,483	7,660,847
Alstom	26,351	5,724,170
Vestas Wind Systems A/S (a)	43,891	4,803,128
Electrical Equipment Total		18,188,145
Machinery – 1.2%
GEA Group AG (a)	83,716	2,813,475
Hitachi Construction Machinery Co., Ltd.	70,031	1,797,977
Machinery Total		4,611,452
Road & Rail – 0.5%
All America Latina Logistica SA	183,858	1,854,612
Road & Rail Total		1,854,612
Trading Companies & Distributors — 1.7%
Marubeni Corp.	860,000	6,391,366
Trading Companies & Distributors Total		6,391,366

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.5%
China Merchants Holdings International Co., Ltd.	392,000	1,879,775
Transportation Infrastructure Total		1,879,775
INDUSTRIALS TOTAL		36,384,151
INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 2.6%
Research In Motion Ltd. (a)	87,160	9,781,967
Communications Equipment Total		9,781,967
Computers & Peripherals – 0.5%
FUJITSU Ltd.	277,000	1,818,936
Computers & Peripherals Total		1,818,936
Electronic Equipment & Instruments – 0.9%
HON HAI Precision Industry Co., Ltd.	586,000	3,365,119
Electronic Equipment & Instruments Total		3,365,119
Semiconductors & Semiconductor Equipment – 2.5%
Samsung Electronics Co., Ltd.	14,980	9,518,682
Semiconductors & Semiconductor Equipment Total		9,518,682
Software – 2.3%
Nintendo Co., Ltd.	16,900	8,754,817
Software Total		8,754,817
INFORMATION TECHNOLOGY TOTAL		33,239,521
MATERIALS – 7.0%
Chemicals – 1.5%
Johnson Matthey PLC	49,653	1,975,528
Potash Corp. of Saskatchewan, Inc.	24,688	3,831,824
Chemicals Total		5,807,352
Construction Materials – 4.6%
Cemex SA de CV, ADR, COP (a)	212,800	5,558,336
Holcim Ltd., Registered Shares	114,097	11,981,130
Construction Materials Total		17,539,466
Metals & Mining – 0.9%
Rio Tinto PLC	31,715	3,292,876
Metals & Mining Total		3,292,876
MATERIALS TOTAL		26,639,694
TELECOMMUNICATION SERVICES – 10.5%
Diversified Telecommunication Services – 1.3%
Telefonica SA	166,638	4,788,048
Diversified Telecommunication Services Total		4,788,048

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 9.2%
America Movil SAB de CV, Series L, ADR	251,830	16,039,053
China Mobile Ltd.	517,500	7,741,354
MTN Group Ltd.	318,088	4,826,985
Rogers Communications, Inc., Class B	176,108	6,334,363
Wireless Telecommunication Services Total		34,941,755
TELECOMMUNICATION SERVICES TOTAL		39,729,803
UTILITIES – 3.3%
Multi-Utilities – 3.3%
Veolia Environnement	176,507	12,303,605
Multi-Utilities Total		12,303,605
UTILITIES TOTAL		12,303,605

Total Common Stocks (Cost of $307,273,340)		356,354,803

	Par ($)
Short-Term Obligation – 8.8%
Repurchase Agreement – 8.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 2.150%, collateralized by an U.S. Government Agency obligation maturing 03/05/10, market value $34,041,438 (repurchase proceeds $33,371,993)	33,370,000	33,370,000
Repurchase Agreement Total		33,370,000

Total Short-Term Obligations (Cost of $33,370,000)		33,370,000

Total Investments – 103.0% (Cost of $340,643,340)(b)(c)		389,724,803

Other Assets & Liabilities, Net – (3.0)%		(11,269,560)

Net Assets – 100.0%		378,455,243

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$67,833,286	$—
Level 2 – Other Significant Observable Inputs	321,891,517	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$389,724,803	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $340,643,340.

(c)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$62,691,591	$(13,610,128)	$49,081,463

6

Acronym	Name

ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

7

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.8%
CONSUMER DISCRETIONARY – 13.2%
Diversified Consumer Services – 0.6%
Apollo Group, Inc., Class A (a)	3,510	151,632
DeVry, Inc.	3,750	156,900
		308,532
Hotels, Restaurants & Leisure – 3.9%
Burger King Holdings, Inc.	10,020	277,153
Ctrip.com International Ltd., ADR	4,862	257,783
International Game Technology, Inc.	7,930	318,865
Starwood Hotels & Resorts Worldwide, Inc.	4,980	257,715
WMS Industries, Inc. (a)	7,010	252,150
Wynn Resorts Ltd.	2,540	255,626
Yum! Brands, Inc.	10,420	387,728
		2,007,020
Household Durables – 0.5%
NVR, Inc. (a)	420	250,950
Internet & Catalog Retail – 0.4%
Priceline.com, Inc. (a)	1,770	213,922
Media – 1.3%
Central European Media Enterprises Ltd., Class A (a)	2,980	253,985
Lamar Advertising Co., Class A (a)	5,620	201,927
Liberty Global, Inc., Class A (a)	5,490	187,099
		643,011
Multiline Retail – 1.0%
J.C. Penney Co., Inc.	4,620	174,220
Nordstrom, Inc.	10,051	327,663
		501,883
Specialty Retail – 3.4%
Abercrombie & Fitch Co., Class A	3,240	236,974
Advance Auto Parts, Inc.	7,410	252,311
GameStop Corp., Class A (a)	6,030	311,811
TJX Companies, Inc.	13,300	439,831
Urban Outfitters, Inc. (a)	16,100	504,735
		1,745,662
Textiles, Apparel & Luxury Goods – 2.1%
Coach, Inc. (a)	9,674	291,671
Deckers Outdoor Corp. (a)	2,160	232,891

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
NIKE, Inc., Class B	4,270	290,360
Phillips-Van Heusen Corp.	6,830	258,994
		1,073,916
		6,744,896
CONSUMER STAPLES – 4.8%
Food & Staples Retailing – 0.7%
Kroger Co.	13,420	340,868
Food Products – 1.5%
Bunge Ltd.	2,290	198,955
H.J. Heinz Co.	6,390	300,138
Wm. Wrigley Jr. Co.	4,170	262,043
		761,136
Personal Products – 2.0%
Avon Products, Inc.	11,090	438,499
Bare Escentuals, Inc. (a)	10,850	254,107
Herbalife Ltd.	7,280	345,800
		1,038,406
Tobacco – 0.6%
Loews Corp. - Carolina Group	4,640	336,632
		2,477,042
ENERGY – 14.5%
Energy Equipment & Services – 7.1%
Cameron International Corp. (a)	9,030	376,009
Core Laboratories N.V. (a)	2,140	255,302
Diamond Offshore Drilling, Inc.	6,050	704,220
FMC Technologies, Inc. (a)	4,460	253,729
Nabors Industries Ltd. (a)	5,270	177,968
National-Oilwell Varco, Inc. (a)	12,570	733,837
Noble Corp.	6,290	312,424
Oceaneering International, Inc. (a)	3,660	230,580
Weatherford International Ltd. (a)	8,080	585,558
		3,629,627
Oil, Gas & Consumable Fuels – 7.4%
Chesapeake Energy Corp.	7,900	364,585
Concho Resources, Inc. (a)	8,838	226,606
CONSOL Energy, Inc.	5,350	370,167

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Continental Resources, Inc. (a)	20,332	648,387
Denbury Resources, Inc. (a)	20,430	583,277
Frontier Oil Corp.	11,940	325,484
Peabody Energy Corp.	7,510	383,010
Range Resources Corp.	4,710	298,850
Southwestern Energy Co. (a)	11,760	396,194
Williams Companies, Inc.	6,590	217,338
		3,813,898
		7,443,525
FINANCIALS – 6.5%
Capital Markets – 3.2%
Affiliated Managers Group, Inc. (a)	3,860	350,256
BlackRock, Inc., Class A	1,590	324,646
Janus Capital Group, Inc.	9,680	225,254
T. Rowe Price Group, Inc.	8,150	407,500
Waddell & Reed Financial, Inc., Class A	10,620	341,221
		1,648,877
Diversified Financial Services – 1.1%
CME Group, Inc.	410	192,331
IntercontinentalExchange, Inc. (a)	1,670	217,935
Nymex Holdings, Inc.	1,450	131,413
		541,679
Real Estate Investment Trusts (REITs) – 1.3%
Macerich Co.	3,070	215,729
Plum Creek Timber Co., Inc.	4,910	199,837
ProLogis	4,430	260,750
		676,316
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.	2,810	217,325
Thrifts & Mortgage Finance – 0.5%
Hudson City Bancorp, Inc.	13,410	237,089
		3,321,286
HEALTH CARE – 13.8%
Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	3,490	206,957
Celgene Corp. (a)	3,730	228,612
Cephalon, Inc. (a)	4,340	279,496
Onyx Pharmaceuticals, Inc. (a)	6,350	184,340
		899,405

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – 3.3%
Beckman Coulter, Inc.	3,082	198,943
Gen-Probe, Inc. (a)	5,091	245,386
Hologic, Inc. (a)	4,825	268,270
Hospira, Inc. (a)	7,180	307,089
Intuitive Surgical, Inc. (a)	1,161	376,570
Varian Medical Systems, Inc. (a)	6,610	309,613
		1,705,871
Health Care Providers & Services – 4.2%
Brookdale Senior Living, Inc.	7,570	180,923
CIGNA Corp.	7,990	324,154
Express Scripts, Inc. (a)	7,650	492,048
Laboratory Corp. of America Holdings (a)	6,210	457,553
McKesson Corp.	5,170	270,753
Medco Health Solutions, Inc. (a)	4,850	212,381
Pediatrix Medical Group, Inc. (a)	3,530	237,922
		2,175,734
Health Care Technology – 0.4%
Cerner Corp. (a)	5,050	188,264
Life Sciences Tools & Services – 2.8%
Charles River Laboratories International, Inc. (a)	5,620	331,243
Covance, Inc. (a)	2,840	235,635
Pharmaceutical Product Development, Inc.	8,740	366,206
Thermo Fisher Scientific, Inc. (a)	5,080	288,747
Waters Corp. (a)	3,610	201,077
		1,422,908
Pharmaceuticals – 1.4%
Allergan, Inc.	7,040	396,986
Forest Laboratories, Inc. (a)	7,850	314,078
		711,064
		7,103,246

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – 17.3%
Aerospace & Defense – 2.9%
Goodrich Corp.	5,910	339,884
L-3 Communications Holdings, Inc.	2,880	314,900
Precision Castparts Corp.	6,064	619,013
Rockwell Collins, Inc.	3,940	225,171
		1,498,968
Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	6,940	377,536
Expeditors International Washington, Inc.	5,100	230,418
		607,954
Commercial Services & Supplies – 2.4%
Dun & Bradstreet Corp.	2,410	196,126
FTI Consulting, Inc. (a)	3,686	261,853
IHS, Inc., Class A (a)	3,669	235,953
Robert Half International, Inc.	8,440	217,246
Stericycle, Inc. (a)	6,750	347,625
		1,258,803
Construction & Engineering – 1.4%
Foster Wheeler Ltd. (a)	12,420	703,220
Electrical Equipment – 3.1%
AMETEK, Inc.	7,120	312,639
First Solar, Inc. (a)	1,500	346,710
General Cable Corp. (a)	4,440	262,271
Roper Industries, Inc.	6,090	361,990
SunPower Corp., Class A (a)	4,510	336,040
		1,619,650
Industrial Conglomerates – 1.3%
McDermott International, Inc. (a)	11,940	654,551
Machinery – 4.0%
AGCO Corp. (a)	3,470	207,784
Bucyrus International, Inc., Class A	2,370	240,911
Cummins, Inc.	10,910	510,806
Flowserve Corp.	3,050	318,359
Joy Global, Inc.	7,078	461,202
Manitowoc Co., Inc.	7,510	306,408
		2,045,470
Marine – 0.4%
DryShips, Inc.	3,490	209,086

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.6%
Landstar System, Inc.	5,840	304,614
		8,902,316
INFORMATION TECHNOLOGY – 16.8%
Communications Equipment – 1.1%
Harris Corp.	6,880	333,886
Research In Motion Ltd. (a)	2,220	249,151
		583,037
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	9,650	287,860
Amphenol Corp., Class A	6,980	260,005
		547,865
Internet Software & Services – 1.0%
Equinix, Inc. (a)	4,010	266,625
VeriSign, Inc. (a)	7,090	235,672
		502,297
IT Services – 3.9%
Cognizant Technology Solutions Corp., Class A (a)	10,970	316,265
DST Systems, Inc. (a)	2,890	189,989
Fiserv, Inc. (a)	5,780	277,960
Global Payments, Inc.	5,270	217,967
Mastercard, Inc., Class A	1,870	416,991
Paychex, Inc.	7,610	260,719
Satyam Computer Services Ltd., ADR	13,866	313,233
		1,993,124
Semiconductors & Semiconductor Equipment – 4.2%
Altera Corp.	12,530	230,928
Analog Devices, Inc.	9,710	286,639
ASML Holding N.V., N.Y. Registered Shares (a)	9,060	224,778
Lam Research Corp. (a)	6,150	235,053
Marvell Technology Group Ltd. (a)	18,520	201,498
Maxim Integrated Products, Inc.	12,880	262,623
Microchip Technology, Inc.	6,790	222,237
NVIDIA Corp. (a)	25,904	512,640
		2,176,396

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 5.5%
Adobe Systems, Inc. (a)	6,110	217,455
Autodesk, Inc. (a)	6,150	193,602
BMC Software, Inc. (a)	7,670	249,428
Citrix Systems, Inc. (a)	6,415	188,152
Electronic Arts, Inc. (a)	6,950	346,944
FactSet Research Systems, Inc.	10,330	556,477
Intuit, Inc. (a)	14,060	379,761
McAfee, Inc. (a)	12,920	427,523
Salesforce.com, Inc. (a)	4,650	269,095
		2,828,437
		8,631,156
MATERIALS – 6.5%
Chemicals – 4.2%
Agrium, Inc.	4,550	282,601
Monsanto Co.	4,960	553,040
Mosaic Co. (a)	3,000	307,800
Potash Corp. of Saskatchewan, Inc.	4,430	687,580
Syngenta AG, ADR	5,220	305,422
		2,136,443
Metals & Mining – 2.3%
Agnico-Eagle Mines Ltd.	3,670	248,496
Allegheny Technologies, Inc.	4,083	291,363
Cleveland-Cliffs, Inc.	3,140	376,235
Freeport-McMoRan Copper & Gold, Inc.	3,025	291,065
		1,207,159
		3,343,602
TELECOMMUNICATION SERVICES – 2.8%
Wireless Telecommunication Services – 2.8%
American Tower Corp., Class A (a)	15,260	598,345
Crown Castle International Corp. (a)	10,370	357,661
Millicom International Cellular SA (a)	2,820	266,631
Mobile TeleSystems OJSC, ADR	2,950	223,757
		1,446,394
		1,446,394
UTILITIES – 2.6%
Electric Utilities – 1.5%
ITC Holdings Corp.	4,999	260,248
PPL Corp.	10,670	489,967
		750,215

7

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.7%
Questar Corp.	6,320	357,459
Independent Power Producers & Energy Traders – 0.4%
Constellation Energy Group, Inc.	2,590	228,619
		1,336,293

Total Common Stocks (cost of $45,473,833)		50,749,756

	Par ($)
Short-Term Obligations – 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 07/11/22, market value of $526,025 (repurchase proceeds $515,031)	515,000	515,000

Total Short-Term Obligations (cost of $515,000)		515,000

Total Investments – 99.8% (cost of $45,988,833)(b)(c)		51,264,756

Other Assets & Liabilities, Net – 0.2%		126,555

Net Assets – 100.0%		51,391,311

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a  fair value,  such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued.  SFAS 157 is effective for the Fund’s current fiscal period.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets.

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$50,749,756	$—
Level 2 – Other Significant Observable Inputs	515,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$51,264,756	$—

(a)	Non-income producing security

(b)	Cost for federal income tax purposes is $45,988,833.

(c)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$7,461,960	$(2,186,037)	$5,275,923

Acronym	Name

ADR	American Depositary Receipt

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2008